Summary Of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Scrap value per light weight ton	$ 360,000
Depreciation method	straight line
Vessels estimated useful life	25 years
Depreciation expense change			$ 708,000
Annual increase in management fees	3.00%
Utilization rate of fleet	99.70%
Impairement loss	$ 0	$ 0	0
New Accounting Pronouncement or change in accounting principle, effect change on Senior lon-term notes nettotal current liabilities		(482,000)
New Accounting Pronouncement or change in accounting principle, effect of change on Senior Long-term Notes, net and total non-current liabilities		(1,431,000)
Long-term debt, current	643,000	10,022,000
Total long-term borrowings	197,176,000	114,065,000
Use of different allocated method
Amortization of deferred financing costs	$ 2,676,000	$ 712,000	$ 1,277,000